Debt - Additional Information (Details) $ in Thousands						12 Months Ended
	Dec. 22, 2021 USD ($) Loan	Jul. 27, 2021 USD ($)	Oct. 23, 2020	Sep. 21, 2017	Dec. 22, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 22, 2021 USD ($)	May 24, 2021 USD ($)	May 23, 2021 USD ($)	Sep. 17, 2017 USD ($)
Debt Instrument [Line Items]
Deferred Financing fees						$ 0	$ 155
Amortization of debt issuance costs						155	220
Letters of Credit
Debt Instrument [Line Items]
Line of credit						983	2,228	$ 983	$ 1,500	$ 2,228
2016 Credit Agreement
Debt Instrument [Line Items]
Debt instrument, maturity date	Dec. 22, 2021
Debt issuance costs						1,220
Amortization of debt issuance costs						$ 155	$ 220
Effective rate of interest						10.60%
2016 Credit Agreement | One-Month London Inter-bank Offered Rate ("LIBOR")
Debt Instrument [Line Items]
Debt instrument, variable rate					8.50%
2016 Credit Agreement | Minimum
Debt Instrument [Line Items]
Facility interest bearing percentage					0.50%
2016 Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount					$ 5,000
2016 Credit Agreement | Term Loan
Debt Instrument [Line Items]
Principal amount					$ 48,500
Loan and Security Agreement | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Debt instrument, interest rate			3.25%
Debt instrument, maturity date		Nov. 30, 2021	Jul. 31, 2021	Jul. 31, 2020
Interest rate term						The interest rate definition was also amended to accrue at a floating per annum rate equal to the greater of (a) 2.50% above the Prime Rate and (b) 3.25%; provided, however, during a Streamline Period, the principal amount outstanding under the SVB Revolver shall accrue interest at a floating per annum rate equal to the greater of (x) 1.50% above the Prime Rate and (y) 3.25%.
Amendment fee		$ 4
Loan and Security Agreement | Prime Rate | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Debt instrument, variable rate			2.50%
Loan and Security Agreement | Letters of Credit | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 2,775
Loan and Security Agreement | Revolving Credit Facility | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Debt instrument, interest rate			3.25%
Debt instrument, maturity date				Sep. 21, 2019
Maximum borrowing capacity											$ 8,000
Borrowing base				80.00%
Loan and Security Agreement | Revolving Credit Facility | Prime Rate | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Debt instrument, variable rate			1.50%	2.50%
Senior Secured Agreement
Debt Instrument [Line Items]
Type of revolving loan | Loan	2
Deferred Financing fees	$ 277
Senior Secured Agreement | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Debt instrument, maturity date	Dec. 22, 2026
Senior Secured Agreement | Maximum
Debt Instrument [Line Items]
Non-use of available funds commitment fee percentage	0.35%
Senior Secured Agreement | Minimum
Debt Instrument [Line Items]
Non-use of available funds commitment fee percentage	0.25%
Senior Secured Agreement | Letters of Credit
Debt Instrument [Line Items]
Line of credit						$ 983
Senior Secured Agreement | Letters of Credit | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 10,000
Senior Secured Agreement | Swing Line Loans | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Maximum borrowing capacity	10,000
Senior Secured Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit						$ 39,017
Senior Secured Agreement | Revolving Credit Facility | Maximum | Silicon Valley Bank ("SVB")
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 40,000
Senior Secured Agreement | SOFR Loan
Debt Instrument [Line Items]
Debt instrument, interest rate	2.50%
Senior Secured Agreement | SOFR Loan | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
Senior Secured Agreement | ABR Loan | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate	1.50%
Debt instrument, variable rate	1.00%
Senior Secured Agreement | ABR Loan | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate	1.00%
Debt instrument, variable rate	0.50%